REGIONS MORGAN KEEGAN SELECT FUNDS
                 Regions Morgan Keegan Select Fixed Income Fund
          Regions Morgan Keegan Select Limited Maturity Government Fund
                Regions Morgan Keegan Select Mid Cap Growth Fund
                 Regions Morgan Keegan Select Mid Cap Value Fund
                     Regions Morgan Keegan Select Value Fund

                       Supplement Dated February 11, 2005
                                       to
                          Prospectus dated June 1, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS FOR REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY GOVERNMENT FUND

Effective April 12, 2005, Regions Morgan Keegan Select Limited Maturity Government Fund will change its name to Regions Morgan Keegan Select Limited Maturity Fixed Income Fund and have a policy that requires it, under normal circumstances, to invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments. Until then, the Fund is required to continue to invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in U.S. government investments.

Consistent with the changes noted above, effective April 12, 2005, all references in the Prospectus to Regions Morgan Keegan Select Limited Maturity Government Fund should be deleted and replaced with Regions Morgan Keegan Select Limited Maturity Fixed Income Fund. In addition, in the sections entitled "RISK/RETURN PROFILE - Limited Maturity Government Fund - Strategy" on page 5 of the Prospectus and "PRINCIPAL STRATEGIES - Limited Maturity Government Fund" on page 26 of the Prospectus, the first two sentences should be deleted in their entirety and replaced with the following:

          The Fund invests in investment grade debt securities. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments.

REGIONS MORGAN KEEGAN SELECT MID CAP GROWTH FUND

Effective December 31, 2004, the Russell Midcap Growth Index is the benchmark index for Regions Morgan Keegan Select Mid Cap Growth Fund and the Fund has an investment policy that requires it to invest primarily in equity securities of medium-sized companies whose market capitalization falls within the range tracked by the Russell Midcap Growth Index at the time of purchase.

Consistent with the changes noted above, in the sections entitled "RISK/RETURN PROFILE - Mid Cap Growth Fund (formerly, Aggressive Growth Fund) - Strategy" on page 12 of the Prospectus and "PRINCIPAL STRATEGIES - Mid Cap Growth Fund" on page 28 of the Prospectus, the first sentence should be deleted in its entirety and replaced with the following:

          The Fund invests primarily in equity securities of companies with medium-sized capitalizations (I.E., companies whose market capitalization fall within the range tracked by the Russell Midcap Growth Index (RMCG) at the time of purchase). As of December 31, 2004, the smallest capitalization of issuers included in the RMCG was $631 million and the largest was $33.8 billion.

REGIONS MORGAN KEEGAN SELECT MID CAP VALUE FUND

Effective December 1, 2004, the Russell Midcap Value Index is the benchmark index for Regions Morgan Keegan Select Mid Cap Value Fund and the Fund has an investment policy that requires it to invest primarily in equity securities of medium-sized companies whose market capitalization falls within the range tracked by the Russell Midcap Value Index at the time of purchase.

Consistent with the changes noted above, in the sections entitled "RISK/RETURN PROFILE - Mid Cap Value Fund (formerly, Strategic Equity Fund) - Strategy" on page 9 of the Prospectus and "PRINCIPAL STRATEGIES - Mid Cap Value Fund" on page 29 of the Prospectus, the first two sentences should be deleted in their entirety and replaced with the following:

          The Fund invests primarily in equity securities of companies with medium-sized capitalizations (I.E., companies whose market capitalization fall within the range tracked by the Russell Midcap Value Index (RMCV) at the time of purchase). As of December 31, 2004, the smallest capitalization of issuers included in the RMCV was $631 million and the largest was $33.8 billion.

REGIONS MORGAN KEEGAN SELECT FIXED INCOME FUND, REGIONS MORGAN KEEGAN SELECT LIMITED MATURITY GOVERNMENT FUND AND REGIONS MORGAN KEEGAN SELECT VALUE FUND

Effective January 1, 2005, Morgan Asset Management, Inc. (the "Adviser") assigned Michael L. Smith as the primary Portfolio Manager on the Regions Morgan Keegan Select Fixed Income Fund and the Regions Morgan Keegan Select Limited Maturity Government Fund and assigned Walter A. Hellwig as the Portfolio Manager on the Regions Morgan Keegan Select Value Fund.

Consistent with the changes noted above, in the section entitled "REGIONS MORGAN KEEGAN SELECT FUNDS PERSONNEL" on page 43 of the Prospectus, the following biographies of Michael L. Smith and Walter A. Hellwig should be inserted:

          MICHAEL L. SMITH - Mr. Smith is a Senior Vice President and Senior Portfolio Manager at the Adviser. Mr. Smith has over fourteen years experience in investment research, trading, and portfolio management. From 2000 to 2004, Mr. Smith served as a Senior Portfolio Manager for SouthTrust Asset Management where he was responsible for managing all core institutional fixed income portfolios. From 1999 to 2000, Mr. Smith was a Vice-President and Institutional Salesperson at UBS Paine Webber. From 1993 to 1999, Mr. Smith was a Fixed Income Strategist and Portfolio Manager at Salomon Smith Barney. Mr. Smith has a BSBA from the University of Denver and an MBA from the Owen School at Vanderbilt University.

          WALTER A. HELLWIG - Mr. Hellwig is a Senior Vice President and Senior Portfolio Manager at the Adviser and has more than 28 years experience in investment management and research in the financial services industry. From 1997-2004, Mr. Hellwig served as Senior Vice President and Senior Portfolio Manager at Union Planters Investment Advisors. Mr. Hellwig was also Chairman of the firm's Equity Policy Committee and managed the Growth Equity Fund and the Growth and Income Fund. From 1994-1997, Mr. Hellwig served as a Portfolio Manager for Federated Investors, Inc. From 1986-1994, Mr. Hellwig held several positions within Boatmen's Investment Services and Boatmen's Trust including Director of Investment Research and Research Analyst. Prior to entering the investment industry, Mr. Hellwig served as a Vice President of Commercial Loans at a Midwestern bank. Mr. Hellwig earned a B.S.B.A. and a MBA from Washington University in St. Louis, Missouri.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       REGIONS MORGAN KEEGAN SELECT FUNDS
          Regions Morgan Keegan Select Limited Maturity Government Fund

                       Supplement Dated February 11, 2005
                                       to
             Statement of Additional Information dated June 1, 2004


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION FOR REGIONS MORGAN KEEGAN SELECT FUNDS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The Board of Trustees of Regions Morgan Keegan Select Funds has approved a proposal by the Funds' investment adviser, Morgan Asset Management, Inc., to change the name of Regions Morgan Keegan Select Limited Maturity Government Fund to Regions Morgan Keegan Select Limited Maturity Fixed Income Fund and to adopt a policy of the Fund which requires that, under normal circumstances, it invest at least 80% of the value of its net assets plus the amount of any borrowings for investment purposes in fixed income investments.

Effective April 12, 2005, all references in the Statement of Additional Information to Regions Morgan Keegan Select Limited Maturity Government Fund should be deleted and replaced with Regions Morgan Keegan Select Limited Maturity Fixed Income Fund.










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                      -3-